SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated February 3, 2023
to the Prospectus, dated September 30, 2022, as amended on December 16, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

McKinley Capital Management, LLC no longer serves as a sub-adviser to the Funds. As such, all references to McKinley Capital Management, LLC are hereby deleted from the Prospectus.

In addition, Lazard Asset Management LLC will be managing an additional mandate for the Funds. Accordingly, in the Fund Summary of each of the Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the information relating to Lazard Asset Management LLC is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Lazard Asset Management LLC	Louis Florentin-Lee	Since 2021	Managing Director, Portfolio Manager/Analyst
	Barnaby Wilson, CFA	Since 2021	Managing Director, Portfolio Manager/Analyst
	Robert Failla, CFA	Since 2021	Director, Portfolio Manager/Analyst
	Paul Moghtader, CFA	Since 2023	Managing Director, Portfolio Manager/Analyst
	Susanne Willumsen	Since 2023	Managing Director, Portfolio Manager/Analyst
	Taras Ivanenko, CFA	Since 2023	Managing Director, Portfolio Manager/Analyst
	Peter Kashanek	Since 2023	Managing Director, Portfolio Manager/Analyst
	Alex Lai, CFA	Since 2023	Managing Director, Portfolio Manager/Analyst
	Ciprian Marin	Since 2023	Managing Director, Portfolio Manager/Analyst

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "World Equity Ex-US Fund," the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals manages the portion of the World Equity Ex-US Fund's assets allocated to Lazard. Louis Florentin-Lee is a Managing Director and Portfolio Manager/Analyst on various global equity teams, International Quality Growth and US Equity Select. Mr. Florentin-Lee was formerly the Co-Portfolio Manager/Analyst for the Lazard European Explorer Fund between 2004 and 2010. Prior to joining Lazard in 2004, Mr. Florentin-Lee was an equity research analyst at Soros Funds Limited and Schroder Investment Management. Mr. Florentin-Lee began working in the investment industry in 1996. Mr. Florentin-Lee has a BSc (Hons) in Economics from the London School of Economics. Barnaby Wilson is a Managing Director and Portfolio Manager/Analyst on various global equity teams as well as International Quality Growth. Prior to joining Lazard in 1999, Mr. Wilson worked for Orbitex Investments as a Research Analyst. Mr. Wilson began working in the investment field in 1998. Mr. Wilson has a BA (Hons) in Mathematics and Philosophy from Balliol College, Oxford University. Mr. Wilson is a CFA® charterholder. Robert Failla is a Director and Portfolio Manager/Analyst on the International and Global Equity platforms. Mr. Failla is a member of the International Quality Growth portfolio management team as well as the Global, International and European Small Cap Equity teams. Prior to joining Lazard in 2003, Mr. Failla was a Portfolio Manager with AllianceBernstein. Mr. Failla began working in the investment field in 1993. Mr. Failla has an MBA from NYU's Stern School of Business and a BA (Hons) from Harvard. Mr. Failla is a CFA® charterholder. Paul Moghtader is a Managing Director and Portfolio Manager/Analyst, leading Lazard's Equity Advantage team. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA), and, previously, he was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management from

Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader is a CFA® charterholder. Susanne Willumsen is a Managing Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Ms. Willumsen was Managing Director, Head of Active Equities Europe with SSgA. Prior to joining SSgA, Ms. Willumsen traded equity derivatives for the proprietary desk at Investcorp. She received an MSc in Shipping, Trade and Finance from City University and a BSc in Management Studies from the University of Surrey. Taras Ivanenko is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at SSgA, and, prior to that he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, he was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a PhD in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko is a CFA® charterholder. Peter Kashanek is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at SSgA. Previously, he was an investment analyst in the Institutional Equity Research Group at Bank of Montreal. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities and a member of the Corporate Development team at Reliant Energy. He has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Alex Lai is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at SSgA. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MSc in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. He is a CFA® charterholder. Ciprian Marin is a Director of Quantitative Research and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Mr. Marin was a Senior Portfolio Manager at SSgA, managing European, UK and Global funds. He was also responsible for quantitative research on the European team of the Global Active Equity Group. Prior to joining SSgA, he was a Quantitative Analyst at Citigroup, and, prior to that, he was a quantitative research associate at Nikko Salomon Smith Barney. He has an MBA in Finance from the International University of Japan and a BS in International Economics from the Academy of Economic Studies Bucharest. He is a Certified Investment Adviser (UK).

In addition, under the same section and heading, under the sub-heading titled "Screened World Equity Ex-US Fund," the text relating to Lazard Asset Management LLC is hereby deleted and replaced with the following:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the Screened World Equity Ex-US Fund. A team of investment professionals manages the portion of the Screened World Equity Ex-US Fund's assets allocated to Lazard. Louis Florentin-Lee is a Managing Director and Portfolio Manager/Analyst on various global equity teams, International Quality Growth and US Equity Select. Mr. Florentin-Lee was formerly the Co-Portfolio Manager/Analyst for the Lazard European Explorer Fund between 2004 and 2010. Prior to joining Lazard in 2004, Mr. Florentin-Lee was an equity research analyst at Soros Funds Limited and Schroder Investment Management. Mr. Florentin-Lee began working in the investment industry in 1996. Mr. Florentin-Lee has a BSc (Hons) in Economics from the London School of Economics. Barnaby Wilson is a Managing Director and Portfolio Manager/Analyst on various global equity teams as well as International Quality Growth. Prior to joining Lazard in 1999, Mr. Wilson worked for Orbitex Investments as a Research Analyst. Mr. Wilson began working in the investment field in 1998. Mr. Wilson has a BA (Hons) in Mathematics and Philosophy from Balliol College, Oxford University. Mr. Wilson is a CFA® charterholder. Robert Failla is a Director and Portfolio Manager/Analyst on the International and Global Equity platforms. Mr. Failla is a member of the International Quality Growth portfolio management team as well as the Global, International and European Small Cap Equity teams. Prior to joining Lazard in 2003, Mr. Failla was a Portfolio Manager with AllianceBernstein. Mr. Failla began working in the investment field in 1993. Mr. Failla has an MBA from NYU's Stern School of Business and a BA (Hons) from Harvard. Mr. Failla is a CFA® charterholder. Paul Moghtader is a Managing Director and Portfolio Manager/Analyst, leading Lazard's Equity Advantage team. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA), and, previously, he was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader is a CFA® charterholder. Susanne Willumsen is a Managing Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Ms. Willumsen was Managing Director, Head of Active Equities Europe with SSgA. Prior to joining SSgA, Ms. Willumsen traded equity derivatives for the proprietary desk at Investcorp. She received an MSc in Shipping, Trade and Finance from City University and a BSc in Management Studies from the University of Surrey. Taras Ivanenko is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at SSgA, and, prior to that he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, he was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a PhD in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko is a CFA® charterholder. Peter Kashanek is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at SSgA. Previously, he was an investment analyst in the Institutional Equity Research Group at Bank of Montreal. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities and a member of the Corporate Development team at Reliant Energy. He has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Alex Lai is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at SSgA. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MSc in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. He is a CFA® charterholder. Ciprian Marin is a Director of Quantitative Research and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Mr. Marin was a Senior Portfolio Manager at SSgA, managing European, UK and Global funds. He was also responsible for quantitative research on the European team of the Global Active Equity Group. Prior to joining SSgA, he was a Quantitative Analyst at Citigroup, and, prior to that, he was a quantitative research associate at Nikko Salomon Smith Barney. He has an MBA in Finance from the International University of Japan and a BS in International Economics from the Academy of Economic Studies Bucharest. He is a Certified Investment Adviser (UK).

There are no other changes to the Portfolio Management of the Funds.

Change in Investment Strategy of the Funds

In the Fund Summary for each of the Funds, under the heading titled "Principal Investment Strategies," the following is hereby inserted as the third paragraph for the World Equity Ex-US Fund and the fifth paragraph for the Screened World Equity Ex-US Fund:

One or more Sub-Advisers may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes

(i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivative instruments, such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

There are no other changes to the Investment Strategy of the Funds.

Change in Principal Risks of the Funds

In the Fund Summary of each of the Funds, under the heading titled "Principal Risks," the following risk is hereby added immediately after "Derivatives Risk":

Long/Short Risk—The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund's long or short positions will produce positive returns and the Fund could lose money if either or both the Fund's long and short positions produce negative returns.

There are no other changes to the Principal Risks of the Funds.

Change in the "More Information About Risks" Disclosure

In the section titled "More Information About Risks," under the sub-section titled "More Information about Principal Risks," the following risk is hereby added in the appropriate alphabetical order thereof:

Long/Short Strategy—The World Equity Ex-US and Screened World Equity Ex-US Funds seek long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Funds' long or short positions will produce positive returns and the Funds could lose money if either or both the Funds' long and short positions produce negative returns. In addition, the Funds may gain enhanced long exposure to certain financial instruments (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

There are no other changes to the "More Information About Principal Risks" disclosure of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1434 (02/23)

SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated February 3, 2023
to the Statement of Additional Information, dated September 30, 2022, as amended on
December 16, 2022, and January 4, 2023 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Investment Strategy of the Funds

In the section titled "Investment Objectives and Policies," the following is hereby inserted as the fourth paragraph under the heading titled "World Equity Ex-US Fund," and the sixth paragraph under the heading titled "Screened World Equity Ex-US Fund":

One or more Sub-Advisers may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivative instruments, such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

There are no other changes to the Investment Strategy of the Funds.

Change in Portfolio Management of the Funds

McKinley Capital Management, LLC no longer serves as a sub-adviser to the Funds. As such, all references to McKinley Capital Management, LLC are hereby deleted from the SAI.

In addition, Lazard Asset Management LLC will be managing an additional mandate for the Funds. Accordingly, under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "Ownership of Fund Shares," the information related to Lazard Asset Management LLC is hereby deleted and replaced with the following:

Ownership of Fund Shares. As of December 31, 2022, Lazard's portfolio managers did not beneficially own any shares of the World Equity Ex-US and Screened World Equity Ex-US Funds.

In addition, under the same heading, under the sub-heading titled "Other Accounts," the following text is hereby added under Lazard:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Louis Florentin-Lee	10		$25,731.4	14	$3,118.6	107		$6,799.4
	2	*	$18,891.4	0	$0	0		$0
Barnaby Wilson, CFA	5		$241.2	13	$2,951.3	40		$3,565.2
	0		$0	0	$0	0		$0
Robert Failla, CFA	13		$12,120.8	16	$5,259.0	161		$18,967.4
	1	*	$4,942.9	0	$0	3	*	$241.4
Paul Moghtader, CFA	11		$740.2	28	$2,678.8	71		$11,682.7
	0		$0	0	$0	10	*	$7,810.6
Susanne Willumsen	11		$740.2	28	$2,678.8	71		$11,682.7
	0		$0	0	$0	10	*	$7,810.6
Taras Ivanenko	11		$740.2	28	$2,678.8	71		$11,682.7
	0		$0	0	$0	10	*	$7,810.6
Peter Kashanek	11		$740.2	28	$2,678.8	71		$11,682.7
	0		$0	0	$0	10	*	$7,810.6

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Alex Lai	11	$740.2	28	$2,678.8	71		$11,682.7
	0	$0	0	$0	10	*	$7,810.6
Ciprian Marin	11	$740.2	28	$2,678.8	71		$11,682.7
	0	$0	0	$0	10	*	$7,810.6

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1435 (02/23)